RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2024
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

26 RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows			Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments		Interest expenses	Capitalization of new leases during the year	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$		S$	S$	S$	S$		S$

2024
Bank loan	441,698	-	(29,422	)#	19,684	-	-	-		431,960
Warrant liabilities	146,613	-	-		-	-	-	(134,668	)^	11,945
Lease liabilities	6,324	-	(10,403	)*	629	34,740	-	-		31,290

2023
Bank loan	503,606	-	(82,672	)#	20,764	-	-	-		441,698
Warrant liabilities	-	-	-		-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)		4,266	-	-	-		-
Convertible loans	3,401,237	-	(25,753)		25,753	-	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594	)*	499	-	-	-		6,324

2022
Bank loan	574,810	-	(90,764)		19,560	-	-	-		503,606
Third party loan	350,000	300,000	(359,719)		9,719	-	-	-		300,000
Convertible loans	2,310,757	-	(95,000)		95,000	-	-	1,090,480		3,401,237
Lease liabilities	23,131	-	(9,608	)*	896	-	-	-		14,419

^	Includes exchange realignment of S$3,302 and S$3,624 of warrant liabilities for the year ended December 31, 2023 and 2024 respectively.

#	Includes exchange realignment of S$28,924 and S$ 25,044 of bank borrowings for the year ended December 31, 2023 and 2024 respectively.

*	Includes exchange realignment of S$1,157, S$653 and S$23 of lease liabilities for the years ended December 31, 2022, 2023 and 2024, respectively.

Other significant non-cash transactions arising from the financing activities in the Consolidated Statements of Cash Flows were as follows:

During the financial year ended December 31, 2023, the Group had the following significant non-cash transactions:

Issuance of 120,618 warrants for S$223,845 in connection with the Initial Public Offering in April 2023.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

During the financial year ended December 31, 2024, the Group had the following significant non-cash transactions:

Capitalization of S$73,930 warrant reserve to share capital after the issuance of shares.